NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
NOTE 7 - PURCHASE DEPOSITS FOR INTANGIBLE ASSETS - Movie Copyrights and Broadcast Rights Pre-Payments
	February 29, 2024	August 31, 2023

Purchase deposit for software	$—	$300,000
Total purchase deposits for intangible assets	$—	$300,000

	August 31, 2023	August 31, 2022

Purchase deposit for movies and TV dramas	$—	$881,724
Purchase deposit for software	300,000	—
Total purchase deposits for intangible assets	$300,000	$881,724